Group statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Of Comprehensive Income [Abstract]
Profit for the year	£ 2,159	£ 2,032	£ 1,908
Items that will not be reclassified to the income statement
Remeasurements of the net pension obligation	(2,102)	1,684	(2,789)
Tax on pension remeasurements	384	(263)	416
Items that have been or may be reclassified to the income statement
Exchange differences on translation of foreign operations	64	(188)	237
Fair value movements on available-for-sale assets		11	(3)
Fair value movements on assets at fair value through other comprehensive income	3
Movements in relation to cash flow hedges:
– net fair value gains (losses)	176	(368)	884
– recognised in income and expense	(18)	277	(938)
Tax on components of other comprehensive income that have been or may be reclassified	(41)	1	29
Other comprehensive income (loss) for the year, net of tax	(1,534)	1,154	(2,164)
Total comprehensive income (loss) for the year	£ 625	£ 3,186	£ (256)